Fair value measurements	12 Months Ended
Mar. 31, 2015
Fair value measurements

20. Fair value measurements:

Fair value is defined as “the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.” U.S. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value according to observability. The inputs are described as follows:

Level 1—quoted prices in active markets for identical assets or liabilities

Level 2—inputs other than quoted prices included within Level 1 that are observable for the asset or liability

Level 3—unobservable inputs for the asset or liability

DOCOMO also distinguishes assets and liabilities measured at fair value every period on a recurring basis from those measured on a nonrecurring basis in certain circumstances.

(a) Assets and liabilities measured at fair value on a recurring basis

DOCOMO’s assets and liabilities measured at fair value on a recurring basis include available-for-sale securities and derivatives.

DOCOMO’s assets and liabilities that were measured at fair value on a recurring basis at March 31, 2014 and 2015 were as follows:

	Millions of yen
	2014
	Total	Level 1	Level 2	Level 3
Assets:
Available-for-sale securities
Equity securities (domestic)	¥81,598	¥81,598	¥—	¥—
Equity securities (foreign)	77,172	77,172	—	—
Debt securities (foreign)	5	5	—	—

Total available-for-sale securities	158,775	158,775	—	—

Derivatives
Interest rate swap agreements	¥25	¥—	¥25	¥—
Foreign currency option contracts	272	—	272	—

Total derivatives	297	—	297	—

Total	¥159,072	¥158,775	¥297	¥—

Liabilities:
Derivatives
Foreign exchange forward contracts	¥2	¥—	¥2	¥—

Total derivatives	2	—	2	—

Total	¥2	¥—	¥2	¥—

There were no transfers between Level 1 and Level 2.

	Millions of yen
	2015
	Total	Level 1	Level 2	Level 3
Assets:
Available-for-sale securities
Equity securities (domestic)	¥88,675	¥88,675	¥—	¥—
Equity securities (foreign)	93,149	93,149	—	—
Debt securities (foreign)	6	6	—	—

Total available-for-sale securities	181,830	181,830	—	—

Derivatives
Foreign currency option contracts	¥474	¥—	¥474	¥—

Total derivatives	474	—	474	—

Total	¥182,304	¥181,830	¥474	¥—

Liabilities:
Derivatives
Foreign currency option contracts	¥80	¥—	¥80	¥—
Foreign exchange forward contracts	0	—	0	—

Total derivatives	80	—	80	—

Total	¥80	¥—	¥80	¥—

There were no transfers between Level 1 and Level 2.

Available-for-sale securities

Available-for-sale securities include marketable equity securities and debt securities, which are valued using quoted prices in active markets for identical assets. Therefore, they are classified as Level 1.

Derivatives

Derivative instruments are interest rate swap agreements, foreign currency option contracts and foreign exchange forward contracts, which are valued based on observable market data, and are classified as Level 2. The valuation of such derivatives is periodically validated using observable market data, such as exchange rates.

(b) Assets and liabilities measured at fair value on a nonrecurring basis

Certain assets and liabilities are measured at fair value on a nonrecurring basis in certain circumstances.

DOCOMO may be required to measure fair value of receivables held for sale, long-lived assets, equity securities whose fair values are not readily determinable, and other assets or liabilities on a nonrecurring basis.

DOCOMO uses valuation methods such as a discounted cash flow method and market approach techniques in order to determine the fair value of its assets and liabilities classified as Level 3. DOCOMO selects a valuation method which best reflects the nature, characteristics, and risks of each asset and liability, and also determines the unobservable inputs using the best and most relevant data available. DOCOMO verifies the appropriateness of valuation methods and unobservable inputs, and may use third-party pricing information to evaluate the appropriateness of DOCOMO’s valuation during the verification processes.

DOCOMO’s assets that were measured at fair value on a nonrecurring basis for the fiscal year ended March 31, 2014 and 2015 were as follows:

	Millions of yen
	2014
	Total	Level 1	Level 2	Level 3	Gains (losses) (before taxes)
Assets:
Receivables held for sale	¥836,638	¥—	¥836,638	¥—	¥(6,630)
Investments in affiliates	44,968	—	—	44,968	(51,279)

Receivables held for sale

Receivables held for sale are measured at the lower of cost or fair value.

Receivables held for sale are classified as Level 2. DOCOMO measures the fair value of the receivables held for sale by discounting, at LIBOR-based discount rates, estimated future cash flows while taking into account factors such as default probabilities and loss severity of similar trade receivables.

Investments in affiliates

The fair value of investments in affiliates, including TTSL, is measured based on discounted cash flow method using unobservable inputs. Therefore, they are classified as Level 3.

	Millions of yen
	2015
	Total	Level 1	Level 2	Level 3	Gains (losses) (before taxes)
Assets:
Receivables held for sale	¥935,648	¥—	¥935,648	¥—	¥(6,866)
long-lived assets	107	—	107	—	(30,161)

Receivables held for sale

Receivables held for sale are measured at the lower of cost or fair value.

Receivables held for sale are classified as Level 2. DOCOMO measures the fair value of the receivables held for sale by discounting, at LIBOR-based discount rates, estimated future cash flows while taking into account factors such as default probabilities and loss severity of similar trade receivables.

Long-lived assets

The fair value of certain equipment related to the multimedia broadcasting business for mobile devices is measured based on observable market transactions involving sales of comparable assets and are classified as Level 2. In addition, the fair value of other long-lived assets related to the multimedia broadcasting business for mobile devices is measured based on the discounted cash flow method and are classified as Level 3. Since the future cash flows expected to be generated by such assets would be negative, the fair value in Level 3 is zero, as described in Note 5.

The valuation techniques and significant unobservable inputs used to develop measurements of main assets at fair value on a nonrecurring basis in Level 3 were as follows.

	Millions of yen
	2014
	Fair value	Valuation technique	Significant Unobservable input	Input value
Assets:
Investments in affiliates	¥44,826	Discounted cash flow method	Weighted average cost of capital	12.6%